Deposits - Summary of Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Deposits [Abstract]
Non-interest bearing demand, Weighted Average Rate	0.00%	0.00%
Interest bearing demand, Weighted Average Rate	0.11%	0.10%
Savings and club accounts, Weighted Average Rate	0.28%	0.16%
Certificates of deposit, Weighted Average Rate	1.37%	1.25%
Total Deposits, Weighted Average Rate	1.00%	0.92%
Non-interest bearing demand, Amount	$ 17,937	$ 12,897
Interest bearing demand, Amount	54,137	54,095
Savings and club accounts, Amount	151,892	138,631
Certificates of deposit, Amount	470,696	493,853
Total Deposits	$ 694,662	$ 699,476
Non-interest bearing demand, Percent	2.58%	1.85%
Interest bearing demand, Percent	7.79%	7.73%
Savings and club accounts, Percent	21.87%	19.82%
Certificates of deposit, Percent	67.76%	70.60%
Total Deposits, Percent	100.00%	100.00%